Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net (loss) income	$ (2,286,000)	$ 3,538,000	$ 6,485,000	$ (9,657,000)	$ 667,000
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Gain from sale of real estate	(20,000)	(1,223,000)	(1,223,000)	(16,520,000)
Gain from sale of real estate--related party			(723,000)	(946,000)
Gain on extinguishment of debt		(16,670,000)	(16,670,000)
Loss on extinguishment of debt		4,788,000	4,788,000
Remeasurement gain	(6,348,000)	(2,108,000)	(2,108,000)
Note receivable and accrued interest forgiven in Merger				4,281,000
Depreciation and amortization	1,828,000	1,197,000	1,618,000	1,122,000	920,000
Provision for deferred income taxes	(2,200,000)	6,752,000	6,158,000	4,497,000	3,372,000
Amortization of deferred loan costs	549,000	190,000	262,000	917,000	658,000
Amortization of beneficial conversion of convertible subordinated debt		168,000	168,000	285,000
Amortization of discount and accretion of premium on issuance of the senior notes payable	28,000
Equity in joint venture income	(7,229,000)	(5,162,000)	(10,548,000)	(8,019,000)	(10,097,000)
Accretion of interest income on loan pool participations and notes receivable	(5,762,000)	(6,353,000)	(11,855,000)
Amortization of deferred compensation				1,543,000	1,015,000
Stock based compensation	3,761,000	5,976,000	8,094,000	2,314,000
2009 Equity Participation Plan replacement payment				(1,500,000)
Other than temporary impairment on available-for-sale security, net of tax				194,000
Change in assets and liabilities:
Accounts receivable	190,000	(1,318,000)	(1,039,000)	204,000	3,144,000
Accounts receivable-related parties	(3,534,000)	(2,954,000)	(2,784,000)	381,000	(3,521,000)
Income tax receivable		6,848,000	6,848,000	(4,480,000)	(2,368,000)
Operating distributions from joint ventures	2,640,000	4,242,000	5,931,000	514,000	294,000
Operating distributions from loan pool participation	1,198,000		266,000
Other assets	(3,487,000)	(730,000)	1,432,000	(2,893,000)	(1,339,000)
Accounts payable	(1,238,000)	(260,000)	644,000	501,000	(374,000)
Accrued expenses and other liabilities	13,148,000	(365,000)	93,000	410,000	1,816,000
Accrued salaries and benefits	(5,707,000)	2,477,000	6,320,000	1,626,000	(4,450,000)
Income taxes payable					(4,406,000)
Net cash provided by (used in) operating activities	(14,469,000)	(967,000)	2,157,000	(25,226,000)	(14,669,000)
Cash flows from investing activities:
Additions to notes receivable	(5,644,000)	(27,190,000)	(25,636,000)	(500,000)
Settlements of notes receivable	559,000	70,000	8,438,000	302,000	26,000
Additions to notes receivable-related parties	(23,322,000)	(3,975,000)	(5,914,000)	(8,774,000)	(300,000)
Settlements of notes receivable-related parties	4,867,000	8,721,000	8,721,000	2,935,000	6,000
Additions to notes receivable from sale of real estate				(2,663,000)
Settlements of notes receivable from sale of real estate				1,858,000
Net proceeds from sale of real estate	416,000	3,639,000	3,639,000	58,027,000	5,181,000
Net proceeds from sale of real estate-related party			9,548,000
Purchases of and additions to real estate	(1,930,000)	(18,578,000)	(23,764,000)	(35,800,000)	(41,460,000)
Assets acquired in merger				89,181,000
Investment in marketable securities	(7,382,000)
Distributions from joint ventures	18,507,000	4,461,000	10,177,000	2,374,000	12,903,000
Contributions to joint ventures	(95,492,000)	(66,833,000)	(83,891,000)	(37,933,000)	(73,129,000)
Contributions to loan pool participations	(2,901,000)	(9,612,000)	(16,154,000)
Net cash (used in) provided by investing activities	(112,322,000)	(109,297,000)	(114,836,000)	69,007,000	(96,773,000)
Cash flow from financing activities:
Issuance of senior notes payable	249,344,000
Borrowings under notes payable		4,250,000	4,250,000	37,059,000	20,161,000
Repayment of notes payable	(24,783,000)	(4,200,000)	(5,600,000)	(32,114,000)	(8,973,000)
Borrowings under lines of credit	19,000,000	37,250,000	48,250,000	20,500,000	47,957,000
Repayment of lines of credit	(46,750,000)	(25,500,000)	(30,500,000)	(24,000,000)	(39,457,000)
Borrowings under mortgage loans payable	17,077,000	20,016,000	20,016,000	30,286,000	30,316,000
Repayment of mortgage loans payable	(30,109,000)	(19,763,000)	(24,735,000)	(35,866,000)	(10,852,000)
Issuance of convertible subordinated debt					30,000,000
Repayment of convertible subordinated debt		(32,550,000)	(32,550,000)
Debt issue costs	(7,486,000)	(645,000)	(644,000)	(798,000)	(518,000)
Issuance of preferred stock		132,294,000	132,294,000
Issuance of common stock	51,360,000			59,000	52,447,000
Repurchase of common stock	(36,000)	(10,180,000)	(11,301,000)	(3,690,000)	(6,170,000)
Repurchase of warrants	(2,434,000)	(8,584,000)	(11,500,000)
Dividends paid	(7,874,000)	(2,508,000)	(4,533,000)	(3,235,000)	(2,264,000)
Contributions from noncontrolling interests	2,259,000	6,952,000	10,955,000	6,804,000	482,000
Distributions to noncontrolling interests	(696,000)	(2,096,000)	(3,242,000)	(10,712,000)	(504,000)
Net cash provided by (used in) financing activities	218,872,000	94,736,000	91,160,000	(15,707,000)	112,625,000
Effect of currency exchange rate changes on cash and cash equivalents	8,365,000	8,457,000	10,703,000	3,879,000	400,000
Net change in cash and cash equivalents	100,446,000	(7,071,000)	(10,816,000)	31,953,000	1,583,000
Cash and cash equivalents, beginning of period	46,968,000	57,784,000	57,784,000	25,831,000	24,248,000
Cash and cash equivalents, end of period	147,414,000	50,713,000	46,968,000	57,784,000	25,831,000
Supplemental disclosure of non-cash investing and financing activities:
Unrealized loss on marketable securities, net of tax	(4,590,000)	(14,000)	11,000	194,000
Accretion of preferred stock issuance costs	33,000		25,000
During the nine months ended September 30, 2011, as a result of the acquisition of a 100% interest in an approximate 200,000 square foot office portfolio, real estate increased by $17,680,000, accounts receivable increased by $44,000, other assets increased by $50,000, accounts payable increased by $87,000, accrued expenses and other liabilities increased by $991,000 and mortgage loans payable increased by $16,000,000	(696,000)
During the nine months ended September 30, 2011, as a result of the sale of a controlling interest in a piece of land in Kent, Washington, real estate decreased $696,000	696,000
During the nine months ended September 30, 2010, as a result of the consolidation of two of Kennedy-Wilson's joint ventures, accounts receivable increased by $171,000, real estate increased by $71,862,000, investment in joint venture decreased by $6,256,000, other assets increased by $3,174,000, accrued expenses and other liabilities increased by $323,000 and mortgage loans payable increased by $66,501,000		(2,127,000)
Interest Paid and Income Taxes Paid, Net
Interest			8,400,000	11,618,000	6,945,000
Interest capitalized			790,000		999,000
Income taxes			$ 25,000	$ (4,130,000)	$ 4,000,000